Annual Report - Financial Statements
--------------------------------------------------------------------------------


 T. ROWE PRICE




                                  TAX-FREE
                                  INCOME FUND
                                  -----------------
                                  FEBRUARY 28, 2001
                                  -----------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION

                                               Percent of       Percent of
                                               Net Assets       Net Assets
                                                 8/31/00          2/28/01
--------------------------------------------------------------------------------
General Obligations - State                         11%              14%
Dedicated Tax Revenue                               16               13
General Obligations - Local                         10               12
Nuclear Revenue                                      8                8
Air and Sea Transportation Revenue                   8                7
Water and Sewer Revenue                              6                7
Educational Revenue                                  4                7
Solid Waste Revenue                                 10                6
Electric Revenue                                     6                6
Hospital Revenue                                     5                6
Industrial and Pollution Control Revenue             4                5
Lease Revenue                                        4                4
Housing Finance Revenue                              4                4
All Others                                           3                2
Other Assets Less Liabilities                        1               -1
--------------------------------------------------------------------------------
Total                                              100%             100%
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
----------------------
FINANCIAL HIGHLIGHTS                                  For a share outstanding throughout each period
----------------------------------------------------------------------------------------------------

                                     Year
                                     Ended
                                    2/28/01       2/29/00      2/28/99       2/28/98         2/28/97
NET ASSET VALUE
Beginning of period               $    9.10    $      9.94    $     9.95    $     9.59    $     9.66
Investment activities
   Net investment income (loss)        0.49           0.49          0.50          0.52          0.52
   Net realized and
   unrealized gain (loss)              0.62          (0.83)         0.03          0.36         (0.07)
   Total from
   investment activities               1.11          (0.34)         0.53          0.88          0.45
Distributions
   Net investment income              (0.49)         (0.49)        (0.50)        (0.52)        (0.52)
   Net realized gain                      -          (0.01)        (0.04)            -             -
   Total distributions                (0.49)         (0.50)        (0.54)        (0.52)        (0.52)
NET ASSET VALUE
End of period                     $    9.72    $      9.10    $     9.94    $     9.95    $     9.59
                                  ------------------------------------------------------------------

Ratios/Supplemental Data
Total return#                         12.55%         (3.42%)        5.48%         9.37%         4.81%
Ratio of total expenses to
average net assets                     0.54%          0.55%         0.55%         0.55%         0.57%
Ratio of net investment
income (loss) to average
net assets                             5.25%          5.24%         5.06%         5.31%         5.41%
Portfolio turnover rate                28.6%          44.3%         34.1%         36.3%         40.7%
Net assets, end of period
(in millions)                     $   1,403    $     1,311    $    1,483    $    1,396    $    1,337


# Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.


The accompanying notes are an integral part of these financial statements.

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                                                               February 28, 2001

-----------------------
STATEMENT OF NET ASSETS                                             Par              Value
--------------------------------------------------------------------------------------------
                                                                           In thousands
ALABAMA 2.0%

Alabama Water Pollution Control Auth., Revolving Fund Loan
        6.75%, 8/15/17 (AMBAC Insured)                       $      2,685  $           2,966
Alexander Special Care Fac. Fin. Auth., Russell Hosp.
        6.00%, 12/1/22                                              3,125              2,665
Baldwin County Eastern Shore Health Care Auth.
     Thomas Hosp.
        5.75%, 4/1/27                                               2,500              2,041
        6.75%, 4/1/21                                               1,450              1,365
   Columbia Ind. Dev. Board, Alabama Power
        VRDN (Currently 3.25%)                                     13,700             13,700
Mobile, GO
     Capital Improvement Warrants
        Zero Coupon, 8/15/16 (MBIA Insured)                         4,330              1,616
        Zero Coupon, 8/15/17 (MBIA Insured)                         4,435              1,542
        Zero Coupon, 8/15/20 (MBIA Insured)                         5,000              1,732
                                                                           -----------------
Total Alabama (Cost $27,831)                                                          27,627
                                                                           -----------------
ALASKA 1.7%
     Alaska Housing Fin.
        5.30%, 12/1/17                                              3,565              3,609
        5.85%, 12/1/14 (MBIA Insured)                               3,405              3,574
        5.875%, 12/1/24 (MBIA Insured)                             11,000             11,236
        6.00%, 12/1/40                                              5,000              5,117
                                                                           -----------------
Total Alaska (Cost $ 22,494)                                                          23,536
                                                                           -----------------

ARKANSAS 0.5%
     Little Rock Health Fac. Board, Baptist Medical Center
        6.85%, 11/1/08                                              2,495              2,799
     North Little Rock, Electric System
        6.50%, 7/1/15 (MBIA Insured)                                4,000              4,735
                                                                           -----------------
Total Arkansas (Cost $ 6,477)                                                          7,534
                                                                           -----------------

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
                                                                 Par                Value
--------------------------------------------------------------------------------------------
                                                                      In thousands
CALIFORNIA 4.2%
Foothill / Eastern Transportation Corridor Agency
     California Toll Road
        Zero Coupon, 1/1/15
        (Escrowed to Maturity)                               $      5,000   $          2,572
        Zero Coupon, 1/1/17
        (Escrowed to Maturity)                                     20,000              9,034
        Zero Coupon, 1/1/26
        (Escrowed to Maturity)                                      5,000              1,334
Los Angeles City, GO
        6.00%, 9/1/14 (MBIA Insured)
        (Prerefunded 9/1/04+)                                       5,000              5,510
Los Angeles County, COP
     Marina del Rey
        6.25%, 7/1/03                                               2,860              2,938
        6.50%, 7/1/08                                               3,250              3,435
Los Angeles County Metropolitan Transportation Auth.
        6.25%, 7/1/13 (MBIA Insured)
        (Prerefunded 7/1/02+)                                       8,965              9,504
Los Angeles Dept. Water & Power Waterworks, 5.125%, 7/1/41          5,000              4,855
Los Angeles Harbor Dept.
        7.60%, 10/1/18 (Escrowed to Maturity)                       3,440              4,393
Orange County, COP, 8.725%, 7/1/19 (MBIA Insured)                   3,000              3,393
San Bernardino, Sisters of Charity Health Care
        7.00%, 7/1/21 (Prerefunded 7/1/01+)                         3,000              3,099
Southern California Public Power Auth., 6.75%, 7/1/11               4,050              4,830
Union Elementary School Dist., GO
        Zero Coupon, 9/1/12 (FGIC Insured)                          2,945              1,749
        Zero Coupon, 9/1/13 (FGIC Insured)                          3,520              1,964
                                                                            ----------------
Total California (Cost $ 50,355)                                                      58,610
                                                                            -----------------
COLORADO 1.8%
     Colorado Springs Utilities, 10,000 10,035
        5.375%, 11/15/26
     E-470 Public Highway Auth.
        Zero Coupon, 9/1/13 (MBIA Insured)                         10,000              5,445
        Zero Coupon, 8/31/26
        (Prerefunded 8/31/05+)                                      7,000              1,218

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
                                                                    Par           Value
--------------------------------------------------------------------------------------------
                                                                      In thousands
     Jefferson County School Dist., GO
        6.00%, 12/15/12 (AMBAC Insured)
        (Prerefunded 12/15/02+)                                 $   8,000   $          8,424
                                                                            ----------------
Total Colorado (Cost $23,075)                                                         25,122
                                                                            ----------------

CONNECTICUT 0.9%
     Connecticut, Special Tax, 7.125%, 6/1/10                       7,350              8,821
     Connecticut Dev. Auth., PCR, Light & Power, 5.85%, 9/1/28      4,300              4,257
                                                                            ----------------
Total Connecticut (Cost $11,320)                                                      13,078
                                                                            ----------------

DELAWARE 0.3%
     Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14              3,500              3,504
                                                                            ----------------
Total Delaware (Cost $3,428)                                                           3,504
                                                                            ----------------

DISTRICT OF COLUMBIA 2.2%
     District of Columbia American Assoc. for the Advancement
        of Science
        3.15%, 9/15/29 (AMBAC Insured)                              1,750              1,681
     George Washington Univ.
        VRDN (Currently 3.15%) (MBIA Insured)                       1,100              1,100
     GO
        5.25%, 6/1/27 (MBIA 11,475 11,310 Insured)
        6.00%, 6/1/14 (MBIA Insured)                                6,705              7,550
        6.00%, 6/1/15 (MBIA Insured)                                1,550              1,742
        6.00%, 6/1/17 (MBIA Insured)                                3,250              3,632
Washington Convention Center Auth.
        4.75%, 10/1/28 (AMBAC Insured)                              4,700              4,248
                                                                            ----------------
Total District of Columbia (Cost $28,653)                                             31,263
                                                                            ----------------

FLORIDA 2.3%
Broward County Resource Recovery
     Broward Waste Energy, L.P. North
        7.95%, 12/1/08                                              9,215              9,403

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
                                                                    Par              Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
Dade County, Capital Appreciation
     Zero Coupon, 2/1/09 (MBIA Insured)                          $ 12,185       $      8,478
     Zero Coupon, 2/1/13 (MBIA Insured)                             8,500              4,527
Dade County IDA, Florida Power & Light
     VRDN (Currently 3.20%)                                         1,200              1,200
Orange County HFA, Westminster Community Care
     6.75%, 4/1/34                                                  2,500              2,212
Orange County IDA, W. W. Grainger
     VRDN (Currently 3.40%)                                         1,185              1,185
Port St. Lucie
     Capital Appreciation
        Zero Coupon, 9/1/16 (FGIC Insured)
        (Prerefunded 9/1/06+)                                       5,000              2,256
        Zero Coupon, 9/1/26 (FGIC Insured)
        (Prerefunded 9/1/06+)                                       5,000              1,184
St. Lucie County PCR, Florida Power & Light
     VRDN (Currently 3.30%)                                         1,400              1,400
                                                                                ------------
Total Florida (Cost $30,145)                                                          31,845
                                                                                ------------

GEORGIA 7.7%

Atlanta Airport Fac., 6.50%, 1/1/06 (AMBAC Insured)                 7,000              7,769
Burke County Dev. Auth., PCR, Power Plant Vogtle
     VRDN (Currently 3.15%)                                         1,300              1,300
     VRDN (Currently 3.20%)                                           300                300
Coweta County Residential Care Fac. for the Elderly Auth.
Wesley Woods of Newnan-Peachtree City
     8.20%, 10/1/16                                                 1,350              1,439
     8.25%, 10/1/26                                                 1,800              1,923
DeKalb County Water & Sewage, 5.125%, 10/1/31                      12,250             12,090
DeKalb Private Hosp. Auth.
     Eagleston Children's Hosp.
        VRDN (Currently 3.10%)                                      1,950              1,950
Forsyth County School Dist., GO, 5.75%, 2/1/18                      2,800              3,007
Fulton-Dekalb Hosp. Auth.
     Grady Memorial Hosp.
        6.80%, 1/1/07 (AMBAC Insured)
        (Escrowed to Maturity)                                      5,530              6,337

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
                                                                    Par              Value
-------------------------------------------------------------------------------------------
                                                                         In thousands
Fulton-Dekalb Hosp. Auth.
     Grady Memorial Hosp.
        6.80%, 1/1/08 (AMBAC Insured)
        (Escrowed to Maturity)                             $        5,905  $           6,858
        6.85%, 1/1/09 (AMBAC Insured)
        (Escrowed to Maturity)                                      6,310              7,430
        6.85%, 1/1/10 (AMBAC Insured)
        (Escrowed to Maturity)                                      6,745              8,011
Georgia Private Colleges & Univ. Auth., Emory Univ.
     5.50%, 11/1/24                                                 6,225              6,438
Gwinnett County School Dist., GO
     6.40%, 2/1/11                                                  1,905              2,219
     6.40%, 2/1/12                                                  1,255              1,467
Henry County School Dist., GO, 6.45%, 8/1/11                        2,100              2,417
Metropolitan Atlanta Rapid Transit Auth., Sales Tax
     6.90%, 7/1/16 (MBIA Insured)
     (Prerefunded 7/1/04+)                                          5,655              6,327
Municipal Electric Auth. of Georgia
     5.50%, 1/1/20                                                  3,000              3,124
     5.70%, 1/1/19 (FGIC Insured)                                   5,100              5,530
     6.125%, 1/1/14 (FGIC Insured)                                  5,500              5,752
     6.40%, 1/1/07 (AMBAC Insured)                                  7,500              8,381
     7.25%, 1/1/24 (AMBAC Insured)                                  6,500              8,409
                                                                           -----------------
Total Georgia (Cost $ 98,452)                                                        108,478
                                                                           -----------------
HAWAII 0.6%
Hawaii Airport System, 5.75%, 7/1/21 (FGIC Insured)                 4,000              4,226
Hawaii Dept. of Budget & Fin.
     Kapiolani Health Obligated Group
        6.25%, 7/1/21                                               4,000              4,073
                                                                           -----------------
Total Hawaii (Cost $ 7,801)                                                            8,299
                                                                           -----------------

IDAHO 0.1%
Idaho HFA, St. Lukes Regional Medical Center
        VRDN (Currently 3.15%)                                      1,330              1,330
                                                                           -----------------
Total Idaho (Cost $ 1,330)                                                             1,330
                                                                           -----------------

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
                                                                    Par              Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
ILLINOIS 6.9%
Chicago, 6.75%, 1/1/35 (FGIC Insured) (Prerefunded 7/1/10+)     $   5,000      $       5,963
Chicago, GO
        5.50%, 1/1/14 (FSA Insured)                                 5,000              5,387
        5.50%, 1/1/18 (AMBAC Insured)                               3,880              4,122
Chicago Board of Ed., GO
     School Reform Board
        5.50%, 12/1/26 (FGIC Insured)                               9,250              9,790
Chicago O'Hare Int'l. Airport, United Airlines, 6.30%, 5/1/16       4,500              4,493
Cook, Dupage, Kane, Lake, McHenry & Will Counties
     Regional Transportation Auth.
        7.75%, 6/1/19 (FGIC Insured)                                5,350              7,101
Illinois, Sales Tax
        5.50%, 6/15/15                                              1,000              1,053
        5.50%, 6/15/16                                              2,000              2,090
        6.125%, 6/15/16                                             2,000              2,206
Illinois EFA
     Northwestern Univ., 5.25%, 11/1/14                             4,000              4,174
     University of Chicago, 5.125%, 7/1/38                         17,025             16,197
Illinois HFA
     Glen Oaks Medical Center
        7.00%, 11/15/19 (Escrowed to Maturity)                      3,300              3,617
     Northwest Community Hosp.
     VRDN (Currently 3.55%)                                         5,100              5,100
Illinois Regional Transportation Auth.
        6.70%, 11/1/21 (FGIC Insured)                               5,000              6,102
Metropolitan Pier & Expo Auth.
     Dedicated Tax
        Zero Coupon, 6/15/08 (FGIC Insured)                         5,070              3,667
     McCormick Place Expedition Project
        Zero Coupon, 6/15/08
        (FGIC Insured) (Escrowed to Maturity)                         930                678
        Zero Coupon, 6/15/18 (FGIC Insured)                        14,160              5,672
        Zero Coupon, 12/15/24 (MBIA Insured)                       10,000              2,730
        5.25%, 12/15/28 (FGIC Insured)                              7,000              6,939
                                                                               -------------
Total Illinois (Cost $90,581)                                                         97,081
                                                                               -------------

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

                                                                    Par               Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
INDIANA 1.7%
     Goshen, Greencroft Obligation Group, 5.75%, 8/15/19          $ 3,000     $        2,426
     Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16          6,705              6,748
     Indiana State Office Building Commission, Correctional Fac.,GO
          5.50%, 7/1/20 (AMBAC Insured)                             4,500              4,569
     Indiana Transportation Fin. Auth., GO, 5.375%, 12/1/25         7,500              7,559
     St. Joseph's County Hosp. Auth., St. Joseph's Medical Center
          6.70%, 12/1/02 (MBIA Insured)                             1,985              2,072
                                                                              --------------
Total Indiana (Cost $22,822)                                                          23,374
                                                                              --------------

IOWA 0.8%
Iowa Fin. Auth., Single Family Mortgage, 5.70%, 1/1/27              5,275              5,366
Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                          2,400              2,240
Scott County, Ridgecrest Village, 7.25%, 11/15/26                   4,000              3,882
                                                                              --------------
Total Iowa (Cost $ 11,297)                                                            11,488
                                                                              --------------

KANSAS 0.1%
Johnson County Union School Dist.
          5.50%, 9/1/16 (FGIC Insured)                              1,000              1,073
                                                                              --------------
Total Kansas (Cost $1,073)                                                             1,073
                                                                              --------------
KENTUCKY 1.1%
Carroll County, PCR, Kentucky Utilities, 7.45%, 9/15/16             8,000              8,523
Kentucky Economic Dev. Fin., Norton Healthcare
          Zero Coupon, 10/1/13 (MBIA Insured)                       8,370              4,369
          Zero Coupon, 10/1/14 (MBIA Insured)                       6,325              3,098
                                                                              --------------
Total Kentucky (Cost $15,268)                                                         15,990
                                                                              --------------

LOUISIANA 1.9%
Calcasieu Parish IDA, Entergy Gulf States, 5.45%, 7/1/10            1,750              1,691
Louisiana Office Fac., Capitol Complex
          5.25%, 3/1/17 (MBIA Insured)                              7,000              7,085
Louisiana Offshore Terminal Auth., Deepwater Port
          7.60%, 9/1/10                                             4,970              5,084
Sabine River Auth. Water Fac., 6.20%, 2/1/25                        2,500              2,505


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
                                                                    Par               Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
St. Charles Parish, PCR, 4.85%, 6/1/02                         $    4,500       $      4,507
West Feliciana Parish, PCR, Entergy Gulf States, 5.65%, 9/1/04      5,000              5,085
                                                                                ------------
Total Louisiana (Cost $25,570)                                                        25,957
                                                                                ------------

MAINE 0.2%
Maine Housing Auth., 6.10%, 11/15/15 (AMBAC Insured)                3,000              3,202
                                                                                ------------
Total Maine (Cost $ 3,000)                                                             3,202
                                                                                ------------

MARYLAND 3.2%
Baltimore City, Convention Center
          6.00%, 9/1/17 (FGIC Insured)
          (Prerefunded 9/1/04+)                                     1,750              1,885
Baltimore County
     GO
          TECP, BAN, 3.30%, 3/9/01                                  2,000              2,000
          TECP, BAN, 3.55%, 3/8/01                                  2,000              2,000
     Pickersgill Retirement Community
          7.70%, 1/1/21 (Prerefunded 1/1/02+)                       2,000              2,107
Frederick County Ed. Fac., Hood College
          VRDN (Currently 3.50%)                                    3,260              3,260
Maryland CDA
     Single Family
          5.95%, 4/1/16                                             5,000              5,269
          6.45%, 4/1/14                                             2,000              2,064
          7.25%, 4/1/19                                             2,500              2,554
Maryland HHEFA
     Johns Hopkins Hosp., Zero Coupon, 7/1/19                       7,675              2,919
     Kennedy Kreiger Institute
          6.75%, 7/1/22 (Prerefunded 7/1/01+)                       1,500              1,517
     Loyola College
     VRDN (Currently 3.62%) (MBIA Insured)                          2,550              2,550
     Pooled Loan Program, VRDN (Currently 3.10%)                    2,900              2,900
     Univ. of Maryland Medical System
          7.00%, 7/1/22 (FGIC Insured)                              1,500              1,868
Prince George's County, Dimensions Health, 5.30%, 7/1/24            6,685              3,451
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.75%, 4/1/17          5,000              5,268


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
                                                                    Par               Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
Washington Suburban Sanitary Dist., GO, BAN
          VRDN (Currently 3.15%)                           $        2,630  $           2,630
                                                                           -----------------
Total Maryland (Cost $43,915)                                                         44,242
                                                                           -----------------

MASSACHUSETTS 4.0%
Massachusetts, GO, Central Artery
          VRDN (Currently 3.20%)                                    1,300              1,300
Massachusetts Bay Transportation Auth., GO
     General Transportation
          7.00%, 3/1/14                                             3,150              3,822
          7.00%, 3/1/21                                             6,200              7,573
Massachusetts Dev. Fin. Agency, Boston Univ.
          5.375%, 5/15/39                                           5,000              4,861
Massachusetts HEFA
     Harvard Univ.
          6.00%, 7/1/35                                             3,500              3,821
          6.25%, 4/1/20                                             5,000              5,810
     Massachusetts General Hosp.
          6.00%, 7/1/15 (AMBAC Insured)                             4,500              4,700
Massachusetts Housing Fin. Agency, 6.30%, 12/1/14                   6,080              6,269
Massachusetts Port Auth., 5.75%, 7/1/29                             5,000              5,256
Massachusetts Water Pollution Abatement Trust
          5.75%, 8/1/29                                             5,000              5,256
          6.00%, 8/1/19                                             5,000              5,662
Massachusetts Water Resources Auth.
          5.00%, 3/1/22 (MBIA Insured)                              1,200              1,171
                                                                           -----------------
Total Massachusetts (Cost $50,377)                                                    55,501
                                                                           -----------------

MICHIGAN 0.4%
Michigan HDA, 6.45%, 12/1/14                                        1,655              1,699
Michigan Hosp. Fin. Auth., Trinity Health
          VRDN (Currently 3.50%)                                    2,000              2,000
          6.00%, 12/1/20                                            1,500              1,553
                                                                           -----------------
Total Michigan (Cost $5,131)                                                           5,252
                                                                           -----------------

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
                                                                    Par               Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
MINNESOTA 0.4%
Univ. of Minnesota
     Residual Interest Bond / Inverse Floater
     (Currently 5.26%), 8/15/03                               $     5,800      $       6,025
                                                                               -------------
Total Minnesota (Cost $5,116)                                                          6,025
                                                                               -------------

MISSISSIPPI 2.1%
Hosp. Equipment Fac. Auth., VRDN (Currently 3.50%)                  9,000              9,000
Mississippi, GO, Capital Improvement, 5.00%, 11/1/20               10,150              9,950
Mississippi Business Fin., PCR, System Energy Resources
          5.875%, 4/1/22                                            5,000              4,784
          5.90%, 5/1/22                                             5,000              4,799
Warren County, PCR, Mississippi Power & Light
          7.00%, 4/1/22                                             1,500              1,547
                                                                               -------------
Total Mississippi (Cost  $29,992)                                                     30,080
                                                                               -------------

MISSOURI 0.3%
Good Shepherd Nursing Home Dist., Nursing Home Fac.
          5.90%, 8/15/23                                            2,000              1,670
Joplin IDA, Tri-State Osteopathic Hosp.
          8.25%, 12/15/14 (Prerefunded 12/15/01+)                   1,210              1,274
St. Louis Airport, 6.00%, 1/1/05                                    1,300              1,334
                                                                               -------------
Total Missouri (Cost $  4,481)                                                         4,278
                                                                               -------------

NEBRASKA 0.2%
Omaha Public Power Dist., Electric
          6.20%, 2/1/17 (Escrowed to Maturity)                      3,000              3,407
                                                                               -------------
Total Nebraska (Cost $2,989)                                                           3,407
                                                                               -------------

NEVADA 1.1%
Clark County Passenger Fac., McCarran Int'l. Airport
          4.75%, 7/1/22 (MBIA Insured)                              8,925              8,302
Clark County School Dist., GO
     Limited Tax School Improvement
          7.00%, 6/1/11 (MBIA Insured)                              3,500              4,225

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

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--------------------------------------------------------------------------------

                                                                    Par               Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
Nevada, GO, Municipal Bond Bank
          7.25%, 11/1/10 (Escrowed to Maturity)                  $  3,050      $       3,121
                                                                               -------------
Total Nevada (Cost $14,128)                                                           15,648
                                                                               -------------

NEW HAMPSHIRE 0.4%
New Hampshire HHEFA, Wentworth Douglass Hosp.
          5.375%, 1/1/15 (MBIA Insured)                             5,600              5,923
                                                                               -------------
Total New Hampshire (Cost $5,581)                                                      5,923
                                                                               -------------

NEW JERSEY 0.8%
New Jersey Economic Dev. Auth., Harrogate
          5.875%, 12/1/26                                           3,500              3,018
New Jersey Sports & Exposition Auth., Monmouth Park
          8.00%, 1/1/25 (Prerefunded 1/1/05+)                       4,500              5,260
New Jersey Turnpike Auth., 6.50%, 1/1/16 (MBIA Insured)             2,000              2,360
                                                                               -------------
Total New Jersey (Cost $9,454)                                                        10,638
                                                                               -------------

NEW YORK 15.0%
Dormitory Auth. of the State of New York
     City Univ.
          5.00%, 7/1/28 (FSA Insured)                               5,000              4,828
          5.75%, 7/1/13                                            10,000             11,073
          5.75%, 7/1/18 (AMBAC Insured)                             5,000              5,511
          6.00%, 7/1/14                                            10,000             11,179
     North Shore Health System
          5.50%, 11/1/13 (MBIA Insured)                             6,000              6,580
     State Univ. Ed. Fac.
          5.25%, 5/15/19                                            3,325              3,420
          5.75%, 5/15/19 (FGIC Insured)                             4,945              5,277
     Univ. Ed. Fac.
          5.25%, 5/15/15 (AMBAC Insured)                            3,600              3,815
Long Island Power Auth., Zero Coupon, 6/1/17 (FSA Insured)         10,000              4,403
Metropolitan Transportation Auth. of New York
     Commuter Fac., 5.75%, 7/1/21 (MBIA Insured)                   12,750             13,446
New York City, GO
          6.00%, 12/1/18 (Escrowed to Maturity) (FSA Insured)       5,000              5,014
          6.00%, 2/15/25 (Prerefunded 2/15/05+)                     1,990              2,173

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

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--------------------------------------------------------------------------------

                                                                    Par               Value
--------------------------------------------------------------------------------------------
                                                                         In thousands
New York City, GO
          6.00%, 10/15/26                                     $     1,950      $       2,068
          6.00%, 5/15/30                                            2,880              3,095
          6.25%, 8/1/09                                             9,550             10,527
          6.375%, 8/1/04                                            4,145              4,352
New York City Municipal Water Fin. Auth.
     Water & Sewer Systems
          5.00%, 6/15/29 (FSA Insured)                              2,000              1,929
          5.50%, 6/15/33                                            5,000              5,142
          6.00%, 6/15/33                                           10,000             10,830
New York City Transitional Fin. Auth.
     Future Tax
          5.75%, 11/15/20                                           5,500              5,857
          6.00%, 8/15/17                                            4,000              4,369
New York State Environmental Fac., PCR
     State Water Revolving Fund, 6.90%, 11/15/15                    5,365              5,968
New York State Housing Fin. Agency, State Univ. Construction
          7.80%, 5/1/01 (Escrowed to Maturity)                      2,000              2,016
New York State Local Gov't. Assistance
          7.20%, 4/1/04 (Prerefunded 4/1/01+)                       5,000              5,117
New York State Medical Care Fac.
     Buffalo General Hosp.
          6.00%, 8/15/14 (FHA Guaranteed)                           8,685              9,198
     Mental Health Services
          6.50%, 8/15/24 (Prerefunded 8/15/04+)                     5,895              6,531
     New York Hosp.
          6.50%, 8/15/29 (AMBAC Insured)
          (Prerefunded 2/15/05+)                                    4,625              5,180
New York State Mortgage Agency, Homeowner Mortgage
          5.70%, 4/1/16                                             4,090              4,309
New York State Urban Dev.
     Sr. Lien
          5.375%, 7/1/22                                            7,500              7,588
          5.50%, 7/1/26                                            10,000             10,205
Triborough Bridge and Tunnel Auth., General Purpose
          5.50%, 1/1/17                                            18,275             19,682
          5.25%, 1/1/28                                            10,000              9,992
                                                                               -------------
Total New York (Cost $189,955)                                                       210,674
                                                                               -------------


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

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--------------------------------------------------------------------------------

                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
NORTH CAROLINA 2.0%
Cumberland County, Civic Center, COP
          6.40%, 12/1/24 (AMBAC Insured)
          (Prerefunded 12/1/04+)                                $   2,750       $      3,060
Mecklenburg Hosp. Auth., North Carolina Health Care
          VRDN (Currently 3.45%)                                    8,000              8,000
North Carolina Eastern Municipal Power Agency
          5.875%, 1/1/13                                            2,250              2,290
          6.70%, 1/1/19                                             2,600              2,777
          7.50%, 1/1/10                                             4,330              5,054
          7.50%, 1/1/10 (Escrowed to Maturity)                      4,650              5,715
Winston Salem, VRDN (Currently 3.45%)                               1,400              1,400
                                                                                ------------
Total North Carolina (Cost $25,783)                                                   28,296
                                                                                ------------

NORTH DAKOTA 0.3%
Mercer County, PCR, Basin Electric Power
          6.05%, 1/1/19 (AMBAC Insured)                             4,500              4,749
                                                                                ------------
Total North Dakota (Cost $4,535)                                                       4,749
                                                                                ------------

OHIO 3.0%
Cleveland, Waterworks, 5.50%, 1/1/13 (MBIA Insured)                 3,765              4,086
Franklin County, GO, 6.375%, 12/1/17 (Prerefunded 12/1/01+)         2,000              2,083
Hamilton County, Sales Tax, 5.25%, 12/1/32 (AMBAC Insured)          7,000              7,026
Montgomery County, Catholic Health Initiatives, 6.00%, 12/1/19      6,500              6,840
Ohio Air Quality Dev. Auth., PCR
     Cleveland Electric, 6.00%, 8/1/20                              3,500              3,474
     Ohio Edison, 5.80%, 6/1/16                                    12,950             13,248
Ohio Water Dev. Auth., PCR, Cleveland Electric, 7.70%, 8/1/25       3,950              4,275
Steubenville Hosp., 6.375%, 10/1/20                                 1,500              1,543
                                                                                ------------
Total Ohio (Cost $40,719)                                                             42,575
                                                                                ------------

OKLAHOMA 0.4%
Tulsa County Home Fin. Auth., Single Family
          6.90%, 8/1/10 (FGIC Insured)
          (Escrowed to Maturity)                                    4,250              5,050
                                                                                ------------
Total Oklahoma (Cost $4,227)                                                           5,050
                                                                                ------------

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

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--------------------------------------------------------------------------------

                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
OREGON 0.4%
Oregon Housing and Community Services Dept.
     Single Family Mortgage, 6.00%, 7/1/20                      $   5,565      $       5,869
                                                                               -------------
Total Oregon (Cost $5,565)                                                             5,869
                                                                               -------------

PENNSYLVANIA 2.2%
Beaver County IDA, PCR, Cleveland Electric, 7.75%, 7/15/25          3,900              4,180
Chester County HEFA, Jefferson Health, 5.375%, 5/15/27             16,500             15,830
Pennsylvania Convention Center Auth.
          6.70%, 9/1/14 (FSA Insured)                               5,000              5,523
Pennsylvania Intergovernmental Cooperative Auth.
     Special Tax
          6.75%, 6/15/21 (FGIC Insured)
          (Prerefunded 6/15/05+)                                    4,750              5,314
                                                                               -------------
Total Pennsylvania (Cost $29,241)                                                     30,847
                                                                               -------------

RHODE ISLAND 0.7%
Rhode Island Health and Ed. Building
     Bryant College, 6.125%, 6/1/19 (MBIA Insured)                  5,000              5,166
Rhode Island Housing & Mortgage Fin.
     Homeownership Opportunity, 6.70%, 10/1/14                      5,000              5,259
                                                                               -------------
Total Rhode Island (Cost $9,866)                                                      10,425
                                                                               -------------

SOUTH CAROLINA 3.5%
Connector 2000 Assoc.
     Capital Appreciation
          Zero Coupon, 1/1/29                                      20,500              2,501
     Greenville Toll Road
          Zero Coupon, 1/1/09                                       2,700              1,449
          Zero Coupon, 1/1/10                                       3,400              1,775
          Zero Coupon, 1/1/11                                       6,100              2,899
Florence County Hosp., McLeod Regional Medical Center
          4.75%, 11/1/27 (MBIA Insured)                             7,250              6,641


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

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--------------------------------------------------------------------------------

                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
Piedmont Municipal Power Agency
          6.50%, 1/1/14 (FGIC Insured)                          $   3,000      $       3,507
          6.50%, 1/1/14 (FGIC Insured)
          (Escrowed to Maturity)                                      500                590
South Carolina Public Service Auth.
          5.875%, 1/1/23 (FGIC Insured)                             8,030              8,408
          6.25%, 1/1/22 (AMBAC Insured)                            17,750             19,019
Santee Cooper
          7.00%, 7/1/12 (Prerefunded 7/1/01+)                       1,650              1,703
                                                                               -------------
Total South Carolina (Cost $47,245)                                                   48,492
                                                                               -------------

SOUTH DAKOTA 0.1%
South Dakota HDA, 6.65%, 5/1/14                                     1,750              1,821
                                                                               -------------
Total South Dakota (Cost $1,750)                                                       1,821
                                                                               -------------

TENNESSEE 1.9%
Chattanooga Health Ed. & Housing Fac. Board
     Memorial Hosp.
          6.625%, 9/1/07 (MBIA Insured)
          (Escrowed to Maturity)                                    2,950              3,386
          6.625%, 9/1/08 (MBIA Insured)
          (Escrowed to Maturity)                                    3,150              3,655
Metropolitan Gov't. of Nashville & Davidson Counties
     Water & Sewer, 7.70%, 1/1/12 (FGIC Insured)                    6,250              7,833
Sevier County Public Building Auth., GO
     Public Improvement
          VRDN (Currently 3.20%) (FSA Insured)                      2,000              2,000
Shelby County Health Ed. and Housing Fac. Board
     Le Bonheur Children's Medical Center
          5.50%, 8/15/12 (MBIA Insured)
          (Escrowed to Maturity)                                    4,000              4,289
Tennessee HDA, Homeownership, Zero Coupon, 7/1/16                  12,000              5,098
                                                                               -------------
Total Tennessee (Cost $24,218)                                                        26,261
                                                                               -------------

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

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--------------------------------------------------------------------------------

                                                                   Par               Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
TEXAS 6.7%
Amarillo Health Fac. Dev., Sears Panhandle Retirement
          7.75%, 8/15/26 (Prerefunded 8/15/06+)                $    5,000      $       6,017
Arlington Independent School Dist.
          Zero Coupon (Prerefunded 2/15/05+)                        6,820              2,987
     GO, Zero Coupon, 2/15/16                                       2,830              1,180
Brazos River Auth., Reliant Energy, 5.20%, 12/1/18                  5,000              5,096
Denison Hosp. Auth., Texoma Medical Center, 7.00%, 8/15/14          4,245              4,067
Harris County, GO, Toll Road
          Zero Coupon, 8/15/04 (MBIA Insured)                       6,000              5,220
          VRDN (Currently 3.10%)                                    1,800              1,800
Harris County Health Fac. Dev.
     Memorial Hosp., 7.125%, 6/1/15
          (Prerefunded 6/1/02+)                                     2,500              2,660
     Sisters of Charity of the Incarnate Word
          7.10%, 7/1/21 (Prerefunded 7/1/01+)                       4,000              4,129
     Texas Childrens Hosp., 5.25%, 10/1/19                          5,000              4,827
Harris County Hosp. Dist.
          7.40%, 2/15/10 (AMBAC Insured)                              875              1,027
          7.40%, 2/15/10 (AMBAC Insured)
          (Escrowed to Maturity)                                      625                723
Houston
     COP, 6.40%, 6/1/27                                             4,250              4,486
     GO, Public Improvement, 5.50%, 3/1/06                         10,000             10,661
Houston Higher Ed. Fin., Rice Univ., 5.375%, 11/15/29              10,500             10,582
Houston Water & Sewer Systems, 5.25%, 12/1/25 (FGIC Insured)       11,435             11,403
Lower Colorado River Auth., 6.00%, 5/15/12 (FSA Insured)            6,095              6,781
Northwest Texas Independent School Dist., GO
     School Buildings
          Zero Coupon, 8/15/17                                      4,000              1,546
Texas, GO, Veterans Housing Assistance, 6.25%, 12/1/15                135                136
Texas Dept. of Housing & Community Affairs
     NHP Foundation, 6.40%, 1/1/27                                  3,500              3,602
Texas Turnpike Auth., Dallas North Tollway
     President George Bush Turnpike
          5.00%, 1/1/25 (FGIC Insured)                              5,410              5,177
                                                                               -------------
Total Texas (Cost $88,970)                                                            94,107
                                                                               -------------

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

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--------------------------------------------------------------------------------

                                                                      Par              Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
UTAH 0.6%
     Emery County, PCR, Pacificorp
          VRDN (Currently 3.20%)
          (AMBAC Insured)                                      $    2,200      $       2,200
Salt Lake County Hosp., IHC Health Services
          5.125%, 2/15/33 (AMBAC Insured)                           6,000              5,768
                                                                               -------------
Total Utah (Cost $7,950)                                                               7,968
                                                                               -------------

VERMONT 0.8%
Vermont Ed. & Health Buildings Fin. Agency
     Medical Center Hosp. of Vermont
          6.15%, 9/1/13 (FGIC Insured)                              4,650              4,981
          6.25%, 9/1/23 (FGIC Insured)                              2,000              2,086
     Middlebury College, 5.00%, 11/1/38                             4,300              4,043
                                                                               -------------
Total Vermont (Cost $10,496)                                                          11,110
                                                                               -------------

VIRGINIA 2.9%
Capital Region Airport Commission
     Richmond Int'l. Airport
          VRDN (Currently 3.20%)
          (AMBAC Insured)                                             600                600
Fairfax County IDA, Inova Health, 6.00%, 8/15/26                    1,775              1,859
Fairfax County Water Auth.
          6.00%, 4/1/22                                             3,835              4,130
          6.00%, 4/1/22 (Prerefunded 4/1/07+)                       3,815              4,293
Greater Richmond Convention Center Auth.
          Convention Center Expansion
          6.125%, 6/15/29                                           8,550              9,212
Henrico County Economic Dev. Auth.
     Bon Secours Health Systems
          5.75%, 11/15/04                                          10,000             10,210
Roanoke IDA, Carilion Health Systems
          VRDN (Currently 3.15%)                                    1,800              1,800
Virginia HDA, 6.25%, 7/1/11                                         5,000              5,158
Virginia Transportation Board, Route 28 Project, 6.50%, 4/1/18      3,000              3,112
                                                                               -------------
Total Virginia (Cost $37,985)                                                         40,374
                                                                               -------------

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

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--------------------------------------------------------------------------------

                                                                   Par               Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
WASHINGTON 6.3%
Chelan County Public Utility Dist.
     Columbia River-Rock Hydroelectric
          Zero Coupon, 6/1/18 (MBIA Insured)                  $    10,100      $       4,067
King County, GO, 5.70%, 12/1/10                                     2,545              2,781
King County Public Hosp.
     Valley Medical Center
          5.75%, 9/1/20 (AMBAC Insured)                             7,450              7,986
Port of Seattle, 5.50%, 2/1/26 (MBIA Insured)                       5,000              5,103
Snohomish County Housing Auth.
     Millwood Estates, 5.50%, 6/1/29                                3,750              3,676
Tacoma Electric System
          6.25%, 1/1/15 (FGIC Insured)                              7,550              8,147
     Solid Waste Utility
          5.50%, 12/1/17 (AMBAC Insured)                           14,500             14,966
Washington, GO
          5.70%, 10/1/15                                           14,000             15,403
     Motor Vehicle Fuel Tax
          6.625%, 1/1/25                                            6,100              6,857
Washington Public Power Supply
     Bonneville Power Administration
          VRDN (Currently 3.05%)                                    2,600              2,600
     Nuclear Project
          5.25%, 7/1/16 (FSA Insured)                               3,000              3,042
          6.25%, 7/1/12 (FSA Insured)                               1,065              1,121
          6.25%, 7/1/12 (FSA Insured)
          (Prerefunded 7/1/02+)                                     3,935              4,152
          6.25%, 7/1/17 (MBIA Insured)                              5,175              5,364
          7.25%, 7/1/09                                             3,000              3,463
                                                                               -------------
Total Washington (Cost $82,380)                                                       88,728
                                                                               -------------

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--------------------------------------------------------------------------------

                                                                   Par               Value
--------------------------------------------------------------------------------------------
                                                                          In thousands
WEST VIRGINIA 2.0%
West Virginia, Capital Appreciation Infrastructure, GO
          Zero Coupon, 11/1/11 (FGIC Insured)                   $   6,975      $       4,239
West Virginia Building Commission, Regional Jail
     GO
          5.375%, 7/1/18 (AMBAC Insured)                            2,915              3,058
          5.375%, 7/1/21 (AMBAC Insured)                            2,505              2,608
     Lease, 5.375%, 7/1/21 (AMBAC Insured)                          5,000              5,204
West Virginia Hosp. Fin. Auth.
     Charleston Area Medical Center
          5.75%, 9/1/13 (MBIA Insured)                              4,200              4,472
     Oak Hill Hosp., 6.75%, 9/1/22                                  5,000              5,277
West Virginia State Parkways
     Economic Dev. and Tourism Auth.
          Residual Interest Bond / Inverse Floater
          (Currently 7.421%), 5/16/19
          (FGIC Insured)                                            3,600              3,794
                                                                               -------------
Total West Virginia (Cost $27,604)                                                    28,652
                                                                               -------------

WISCONSIN 0.5%
Wisconsin HEFA, United Health Group
          5.50%, 12/15/16 (MBIA Insured)                            6,540              6,718
                                                                               -------------
Total Wisconsin (Cost $6,306)                                                          6,718
                                                                               -------------

WYOMING 0.4%
Wyoming CDA, 5.70%, 12/1/35                                         4,850              4,911
                                                                               -------------
Total Wyoming (Cost $4,836)                                                            4,911
                                                                               -------------

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

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--------------------------------------------------------------------------------

                                                                                  Value
----------------------------------------------------------------------------------------
                                                                           In thousands
Total Investments in Securities
99.6% of Net Assets (Cost $1,301,767)                                   $      1,397,012

Other Assets Less Liabilities                                                      6,182
                                                                        ----------------
NET ASSETS                                                              $      1,403,194
                                                                        ----------------
Net Assets Consist of:
Accumulated net investment income - net of distributions                $            678
Accumulated net realized gain/loss - net of distributions                         (9,593)
Net unrealized gain (loss)                                                        95,245
Paid-in-capital applicable to 144,384,959 shares of $1.00 par
value capital stock outstanding; 500,000,000 shares authorized                 1,316,864
                                                                        ----------------
NET ASSETS                                                              $      1,403,194
                                                                        ----------------
NET ASSET VALUE PER SHARE                                               $           9.72
                                                                        ----------------

+     Used in determining portfolio maturity
AMBAC AMBAC Indemnity Corp.
  BAN Bond Anticipation Note
  CDA Community Development Administration
  COP Certificates of Participation
  EFA Educational Facility Authority
 FGIC Financial Guaranty Insurance Company
  FHA Federal Housing Authority
  FSA Financial Security Assurance Corp.
   GO General Obligation
  HDA Housing Development Authority
 HEFA Health & Educational Facility Authority
  HFA Health Facility Authority
 HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
  IDA Industrial Development Authority
 MBIA Municipal Bond Investors Assurance Corp. PCR Pollution Control Revenue TECP Tax-Exempt Commercial Paper
 VRDN Variable Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                           Year
                                                                          Ended
                                                                        2/28/01
Investment Income (Loss)
Interest income                                               $          77,960
Expenses
  Investment management                                                   6,275
  Shareholder servicing                                                     695
  Custody and accounting                                                    200
  Prospectus and shareholder reports                                         62
  Registration                                                               30
  Legal and audit                                                            13
  Directors                                                                  11
  Miscellaneous                                                               8
  Total expenses                                                          7,294
  Expenses paid indirectly                                                   (5)
  Net expenses                                                            7,289
Net investment income (loss)                                             70,671
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                              9,998
  Futures                                                                   239
  Net realized gain (loss)                                               10,237
Change in net unrealized gain or loss on securities                      78,900
Net realized and unrealized gain (loss)                                  89,137
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $         159,808
                                                              -----------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                           Year
                                                          Ended
                                                         2/28/01        2/29/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $    70,671    $    73,506
  Net realized gain (loss)                                10,237        (18,875)
  Change in net unrealized gain or loss                   78,900       (106,065)
  Increase (decrease) in net assets from operations      159,808        (51,434)
Distributions to shareholders
  Net investment income                                  (70,671)       (73,506)
  Net realized gain                                         --           (1,509)
  Decrease in net assets from distributions              (70,671)       (75,015)
Capital share transactions *
  Shares sold                                            118,188        195,345
  Distributions reinvested                                46,449         49,873
  Shares redeemed                                       (161,729)      (291,098)
  Increase (decrease) in net assets from capital
  share transactions                                       2,908        (45,880)

Net Assets
Increase (decrease) during period                         92,045       (172,329)
Beginning of period                                    1,311,149      1,483,478
                                                     --------------------------
End of period                                        $ 1,403,194    $ 1,311,149
                                                     --------------------------
*Share information
  Shares sold                                             12,550         20,504
  Distributions reinvested                                 4,943          5,298
  Shares redeemed                                        (17,235)       (30,889)
  Increase (decrease) in shares outstanding                  258         (5,087)

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
                                                               February 28, 2001
-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 26, 1976. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of March 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded

25
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T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

     by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended February 28, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $370,554,000 and $420,394,000, respectively, for the year ended February 28, 2001.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. In 2001, the fund utilized $3,576,000 of capital loss carryforwards for federal income tax purposes. As of February 28, 2001 the fund has $8,940,000 of capital loss carryforwards, all of which expires in 2008. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 2001. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

     redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

     ---------------------------------------------------------------------------

     Undistributed net investment income                   $             19,000
     Undistributed net realized gain                                   (191,000)
     Paid-in-capital                                                    172,000

     At February 28, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,301,767,000. Net unrealized gain aggregated $95,245,000 at period-end, of which $101,128,000 related to appreciated investments and $5,883,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $504,000 was payable at February 28, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $681,000 for the year ended February 28, 2001, of which $55,000 was payable at period-end.

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------


---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe
Price Tax-Free Income Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Income Fund, Inc. ("the Fund") at February 28, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2001

T. ROWE PRICE TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/01
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $70,864,000 which qualified as exempt-interest dividends.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


     KNOWLEDGEABLE SERVICE REPRESENTATIVES
     By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

     In Person Available in T. Rowe Price Investor Centers.


     ACCOUNT SERVICES

     Checking Available on most fixed-income funds ($500 minimum).

     Automatic Investing From your bank account or paycheck.

     Automatic Withdrawal Scheduled, automatic redemptions.

     Distribution Options Reinvest all, some, or none of your distributions.

     Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


     BROKERAGE SERVICES*

     Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


     INVESTMENT INFORMATION

     Combined Statement Overview of all your accounts with T. Rowe Price.

     Shareholder Reports Fund managers' reviews of their strategies and results.

     T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

     Performance Update Quarterly review of all T. Rowe Price fund results.

     Insights Educational reports on investment strategies and financial markets.

     Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
     Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
     ** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
Stock
Emerging Europe &
Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio

*    Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.            F45-050 2/28/01